Morgan Creek Global Equity Long/Short Institutional Fund

301 West Barbee Chapel Road

Chapel Hill, NC 27517

August 5, 2020

U.S. Securities & Exchange Commission

Public Filing Desk

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

Re:	Morgan Creek Global Equity Long/Short Institutional Fund (the "Registrant")

File Nos. 333-232549 and 811-22461

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned, on behalf of the Registrant, certifies that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from the Registrant’s Post-Effective Amendment No. 1 filed electronically with the Commission on August 3, 2020 (SEC Accession No. 0001398344-20-014899).

Questions related to this filing should be directed to Bibb L. Strench of Thompson Hine LLP at (202) 973-2727

Sincerely,

/s/Mark W. Yusko

Mark W. Yusko

President